Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net income	$ 412,293	$ 409,167	$ 411,768
Other comprehensive income, net of tax:
Net change in unrealized holding gains on securities available for sale arising during period (net of tax effects of $35,285, $5,007 and $19,300)	132,737	18,834	72,606
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $0, $0 and $1)	1	1	2
Total other comprehensive income, net of tax	132,738	18,835	72,608
Comprehensive income	$ 545,031	$ 428,002	$ 484,376